Post Balance Sheet Event	12 Months Ended
Dec. 31, 2019
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Post Balance Sheet Event
38	POST BALANCE SHEET EVENT
After the balance sheet date, the Board of Directors proposed a final dividend for the year ended December 31, 2019. Further details are disclosed in note 34(b)(i).
On January 23, 2020, the Company announced that it had resolved to propose the adoption of the share option scheme (the “Scheme”) to further improve the governance structure of the Company and to effectively attract, motivate and retain the core backbone employees of the Company, which has been approved by the State-owned Assets Supervision and Administration Commission of the State Council (the “SASAC”), and is still subject to the obtaining of the approval from the shareholders of the Company. As of the approval date of the consolidated financial statements, the Company has not granted any share options under the Scheme.
The Group’s 4G and 5G networks are expected to co-exist for a long time in 2020 and beyond, and the technologies in relation to its 4G wireless assets (mainly comprising base station main equipment, base station extension equipment and antenna feed lines) are relatively stable and have not experienced any major upgrade since investment in such assets. After the Group’s assessment of the actual state of use of its 4G wireless assets, the Company has resolved to adjust the depreciable life of the Group’s 4G wireless assets from 5 years to 7 years with effect from January 1, 2020. The adjusted depreciable life of the Group’s 4G wireless assets is the same as the depreciable life of its 5G wireless assets, which the Company considers to be a more reasonable reflection of the expected useful life of such type of assets. The aforesaid changes in accounting estimates will be made using the prospective application method with no need for any retrospective adjustment, and hence the Group’s financial reports for 2019 and earlier years will not be affected. According to the Company’s static calculation based on currently available information, the aforesaid changes are expected to impact the Group’s depreciation by a decrease of approximately RMB18.3 billion for the year ending December 31, 2020.
After the outbreak of the coronavirus disease (“COVID-19 outbreak”) in early 2020, a series of precautionary and control measures have been implemented across the country. The pandemic has impacted the business development and operating results of the Group to some extent, and the Group will pay close attention to the development of the COVID-19 outbreak and continuously evaluate its impact on the financial position and operating results of the Group.